Note 13 - AR Facility	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Accounts and Nontrade Receivable [Text Block]
13.	AR Facility

On
April 12, 2019,
the Company established a structured accounts receivable facility (the “AR Facility”) with committed availability of
$125,000
and an initial term of
364
days, unless extended or an earlier termination event occurs. Under the AR Facility, certain of the Company's subsidiaries continuously sell trade accounts receivable and contract assets (the “Receivables”) to wholly owned special purpose entities at fair market value. The special purpose entities then sell
100%
of the Receivables to a
third
-party financial institution (the “Purchaser”). Although the special purpose entities are wholly owned subsidiaries of the Company, they are separate legal entities with their own separate creditors who will be entitled, upon their liquidation, to be satisfied out of their assets prior to any assets or value in such special purpose entities becoming available to their equity holders and their assets are not
available to pay other creditors of the Company. As of
December 31, 2019,
the Company had drawn
$124,963
of the committed capacity, the proceeds of which were used to repay outstanding indebtedness under the Revolving Credit Facility.

All transactions under the AR Facility are accounted for as a true sale in accordance with ASC
860,
Transfers and Servicing
(“ASC
860”
). Following the sale and transfer of the Receivables to the Purchaser, the Receivables are legally isolated from the Company and its subsidiaries, and the Company sells, conveys, transfers and assigns to the Purchaser all its rights, title and interest in the Receivables. Receivables sold are derecognized from the consolidated balance sheet. The Company continues to service, administer and collect the Receivables on behalf of the Purchaser, and recognizes a servicing liability in accordance with ASC
860.
The Company has elected the amortization method for subsequent measurement of the servicing liability, which is assessed for impairment or increased obligation at each reporting date. As of
December 31, 2019,
the servicing liability was
nil.

Under the AR Facility, the Company receives a cash payment and a deferred purchase price (“Deferred Purchase Price” or “DPP”) for sold Receivables. The DPP is paid to the Company in cash on behalf of the Purchaser as the Receivables are collected; however, due to the revolving nature of the AR Facility, cash collected from the Company's customers is reinvested by the Purchaser monthly in new Receivable purchases under the AR Facility. From inception, up to
December 31, 2019,
Receivables sold under the AR Facility were
$996,110
and cash collections from customers on Receivables sold were
$810,326,
all of which were reinvested in new Receivables purchases and are included in cash flows from operating activities in the consolidated statement of cash flows. As of
December 31, 2019,
the outstanding principal on trade accounts receivable, net of Allowance for Doubtful Accounts, sold under the AR Facility was
$117,591;
and the outstanding principal on contract assets, current and non-current, sold under the AR Facility was
$78,407.
See note
22
for fair value information on the DPP.

For the year ended
December 31, 2019,
the Company recognized a loss related to Receivables sold of
$465
that was recorded in other expense in the consolidated statement of earnings. Based on the Company’s collection history, the fair value of the Receivables sold subsequent to the initial sale approximates carrying value.

The non-cash investing activities associated with the DPP for the year ended
December 31, 2019
were
$97,972.